Significant Accounting Policies, Income Derived from Charters (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income from Charters [Abstract]
Vessel revenues, net of commissions	$ 48,230	$ 22,381
Voyage expenses	(10,567)	$ (10,060)
Spot Charters [Member]
Income from Charters [Abstract]
Vessel revenues, net of commissions	17,139
Voyage expenses	(9,583)
Total	7,556
Time Charters [Member]
Income from Charters [Abstract]
Vessel revenues, net of commissions	31,091
Voyage expenses	(984)
Total	$ 30,107